Loss per share	12 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Loss per share
(7) Loss per share

	Year Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars, except per share amounts)
Basic loss per share
Basic loss per share	(17.50)	(7.08)	(2.88)
Diluted loss per share
Diluted loss per share	(17.50)	(7.08)	(2.88)
Reconciliations of loss used in calculating loss per share
Basic loss per share
Net loss	(293,445)	(15,217)	(6,193)
Diluted loss per share
Loss used in calculating diluted loss per share	(293,445)	(15,217)	(6,193)
Weighted average number of shares used as the denominator (in thousands)
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	16,764	2,149	2,149
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share	16,764	2,149	2,149
The convertible notes and warrants disclosed in Note 13 – Borrowings and other financial liabilities and Note 12 – Warrants Liability, have not been included in the calculation of diluted loss per share because they are antidilutive for the years ended June 30, 2024,2023 and 2022 due to Vast being in a loss making position. The shares from the Backstop agreement could potentially dilute basic earnings per share in the future.
Calculation of the earnings per share for the years ended June 30, 2023 and June 30, 2022 on the consolidated statements of profit or loss and other comprehensive income are adjusted retrospectively to reflect 29,973,504 ordinary shares converting into 2,148,847 ordinary shares upon consummation of the capital reorganization.